STOCK-BASED COMPENSATION - Fair value of the stock options weighted average assumptions (Details)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%
Expected volatility	55.00%
Risk-free interest rate	3.60%
Expected life	6 years 2 months 12 days